Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Additional Information - Condensed Financial Statements
28.	ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Interests in subsidiaries” and the profit of the subsidiaries is presented as “Equity in profit of subsidiaries” on the statement of operations.

These statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2011 and 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements of the Group, if any.

Financial Information of Shanda Games Limited

Condensed Statements of Operations

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$ (Note 2(5))
Net revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(105,185)	(88,940)	(31,379)	(5,037)
Total operating expenses	(105,185)	(88,940)	(31,379)	(5,037)
Loss from operations	(105,185)	(88,940)	(31,379)	(5,037)
Interest income	1,540	5,103	28,128	4,515
Interest expenses	(10,915)	(13,610)	(134,253)	(21,549)
Other income(expenses)	294	(405)	(45)	(8)
Income tax expenses	—	—	—	—
Equity in profit of subsidiaries	1,403,087	1,362,726	1,250,979	200,796
Net income	1,288,821	1,264,874	1,113,430	178,717

Financial Information of Shanda Games Limited

Condensed Balance Sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$ (Note 2(5))
ASSETS
Current assets:
Cash and cash equivalents	29,127	130,506	20,948
Prepayment and other current assets	8,163	3,348	537
Other receivables due from related parties	484,687	1,036,060	166,299
Investment in subsidiaries	5,446,987	6,715,099	1,077,848
Total assets	5,968,964	7,885,013	1,265,632

LIABILITIES
Current liabilities:
Other payables and accruals	2,726	1,162	187
Other payables due to related parties	797,054	3,620,316	581,101
Dividend payable	1,823,314	11,489	1,844
Current liabilities	2,623,094	3,632,967	583,132
Total liabilities	2,623,094	3,632,967	583,132

Shareholders’ Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	11,022	9,796	1,572
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	29,896	29,896	4,799
Additional paid-in capital	1,561,343	1,577,978	253,283
Accumulated other comprehensive loss	(68,480)	(38,322)	(6,152)
Retained earnings	1,812,089	2,672,698	428,998
Total Shanda Games Limited shareholders’ equity	3,345,870	4,252,046	682,500
Total liabilities and shareholders’ equity	5,968,964	7,885,013	1,265,632

Financial Information of Shanda Games Limited

Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 2(5))
Net cash generated / (used) in operating activities	1,090	(7,603)	4,796	770
Net cash generated / (used) in investing activities	(609,701)	530,776	(533,097)	(85,568)
Net cash generated / (used) in financing activities	679,627	(769,060)	629,821	101,093
Effect of foreign exchange rate changes on cash and cash equivalents	(7,562)	(8,191)	(141)	(22)
Net increase / (decrease) in cash and cash equivalents	63,454	(254,078)	101,379	16,273
Cash and cash equivalents, beginning of year	219,751	283,205	29,127	4,675
Cash and cash equivalents, end of year	283,205	29,127	130,506	20,948